Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Financial Instruments [Abstract]
Fair Value of Financial Assets
Financial assets and liabilities measured at fair value on a recurring basis in our balance sheets at December 31, 2014 and 2013 were as follows:

(Millions)	Level 1	Level 2	Level 3	Total
December 31, 2014
Assets:
Debt securities:
U.S. government securities	$1,198.4	$198.5	$—	$1,396.9
States, municipalities and political subdivisions	—	4,808.2	1.2	4,809.4
U.S. corporate securities	—	8,548.2	58.2	8,606.4
Foreign securities	—	3,560.7	31.6	3,592.3
Residential mortgage-backed securities	—	927.7	—	927.7
Commercial mortgage-backed securities	—	1,368.3	7.5	1,375.8
Other asset-backed securities	—	602.5	41.5	644.0
Redeemable preferred securities	—	65.2	4.1	69.3
Total debt securities	1,198.4	20,079.3	144.1	21,421.8
Equity securities	1.8	—	18.1	19.9
Derivatives	—	.3	—	.3
Total	$1,200.2	$20,079.6	$162.2	$21,442.0
Liabilities:
Derivatives	$—	$53.4	$—	$53.4
December 31, 2013
Assets:
Debt securities:
U.S. government securities	$1,237.5	$225.0	$—	$1,462.5
States, municipalities and political subdivisions	—	4,161.0	1.3	4,162.3
U.S. corporate securities	—	7,911.4	31.2	7,942.6
Foreign securities	—	3,311.6	43.9	3,355.5
Residential mortgage-backed securities	—	924.2	—	924.2
Commercial mortgage-backed securities	—	1,399.5	7.5	1,407.0
Other asset-backed securities	—	317.3	32.3	349.6
Redeemable preferred securities	—	61.3	4.1	65.4
Total debt securities	1,237.5	18,311.3	120.3	19,669.1
Equity securities	17.1	—	44.2	61.3
Derivatives	—	49.1	—	49.1
Total	$1,254.6	$18,360.4	$164.5	$19,779.5
Liabilities:
Derivatives	$—	$1.9	$—	$1.9

Changes in the Balances of Level 3 Financial Assets
The changes in the balances of Level 3 financial assets during 2014 were as follows:

(Millions)	Foreign Securities	U.S. corporate securities	Equity Securities	Other	Total
Beginning balance	$43.9	$31.2	$44.2	$45.2	$164.5
Net realized and unrealized capital gains (losses):
Included in earnings	(.5)	(4.0)	(.1)	(.1)	(4.7)
Included in other comprehensive income	.5	(2.0)	(26.0)	.1	(27.4)
Other (1)	.4	(.4)	4.3	—	4.3
Purchases	10.5	42.9	5.0	16.6	75.0
Sales	(12.4)	(1.5)	(9.2)	—	(23.1)
Settlements	(1.1)	(2.3)	(.1)	(7.5)	(11.0)
Transfers out of Level 3, net	(9.7)	(5.7)	—	—	(15.4)
Ending balance	$31.6	$58.2	$18.1	$54.3	$162.2

(1)	Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.

The changes in the balances of Level 3 financial assets during 2013 were as follows:

(Millions)	Foreign Securities	Commercial Mortgage-backed Securities	Equity Securities	Other	Total
Beginning balance	$52.7	$20.1	$22.1	$100.9	$195.8
Net realized and unrealized capital gains (losses):
Included in earnings	.5	4.0	2.8	(3.7)	3.6
Included in other comprehensive income	(3.4)	(3.8)	21.2	(4.0)	10.0
Other (1)	(.2)	—	11.2	1.1	12.1
Purchases	41.5	3.1	13.0	31.9	89.5
Sales	(27.2)	(2.5)	(26.1)	(13.8)	(69.6)
Settlements	(5.4)	(10.4)	—	(16.0)	(31.8)
Transfers out of Level 3, net	(14.6)	(3.0)	—	(27.5)	(45.1)
Ending balance	$43.9	$7.5	$44.2	$68.9	$164.5

(1)	Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.

Gross Transfers into (out of) Level 3
The total gross transfers into (out of) Level 3 during the years ended December 31, 2014 and 2013 were as follows:

(Millions)	2014	2013
Gross transfers into Level 3	$1.9	$3.8
Gross transfers out of Level 3	(17.3)	(48.9)
Net transfers out of Level 3	$(15.4)	$(45.1)

Carrying Value and Estimated Fair Value of Certain Financial Instruments
The carrying value and estimated fair value classified by level of fair value hierarchy for certain of our financial instruments at December 31, 2014 and 2013 were as follows:

	Carrying Value	Estimated Fair Value
(Millions)		Level 1	Level 2	Level 3	Total
December 31, 2014
Assets:
Mortgage loans	$1,562.2	$—	$—	$1,621.4	$1,621.4
Bank loans	231.2	—	217.6	9.4	227.0
Equity securities (1)	34.9	N/A	N/A	N/A	N/A
Liabilities:
Investment contract liabilities:
With a fixed maturity	16.6	—	—	16.6	16.6
Without a fixed maturity	557.5	—	—	551.5	551.5
Long-term debt	8,081.3	—	8,764.8	—	8,764.8

	Carrying Value	Estimated Fair Value
(Millions)		Level 1	Level 2	Level 3	Total
December 31, 2013
Assets:
Mortgage loans	$1,549.6	$—	$—	$1,584.8	$1,584.8
Bank loans	181.7	—	171.5	9.8	181.3
Liabilities:
Investment contract liabilities:
With a fixed maturity	8.9	—	—	8.9	8.9
Without a fixed maturity	572.3	—	—	553.2	553.2
Long-term debt	8,252.6	—	8,670.6	—	8,670.6

(1)	It was not practical to estimate the fair value of these cost-method investments as it represents shares of unlisted companies.

Separate Account Financial Assets
Separate Accounts financial assets at December 31, 2014 and 2013 were as follows:

	2014				2013
(Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Debt securities	$876.0	$2,495.0	$2.9	$3,373.9	$726.4	$2,227.0	$.6	$2,954.0
Equity securities	173.3	5.7	—	179.0	188.4	3.3	—	191.7
Derivatives	—	.2	—	.2	—	.8	—	.8
Common/collective trusts	—	574.0	—	574.0	—	710.4	—	710.4
Total (1)	$1,049.3	$3,074.9	$2.9	$4,127.1	$914.8	$2,941.5	$.6	$3,856.9

(1)	Excludes $204.4 million and $115.6 million of cash and cash equivalents and other receivables at December 31, 2014 and 2013, respectively.

Offsetting Assets
Financial assets, including derivative assets, subject to offsetting and enforceable master netting arrangements as of December 31, 2014 and December 31, 2013 were as follows:

	Gross Amounts of Recognized Assets (1)	Gross Amounts Not Offset In the Balance Sheets
		Financial Instruments	Cash Collateral Received
(Millions)				Net Amount
December 31, 2014
Derivatives	$.3	$10.2	$—	$10.5
Total	$.3	$10.2	$—	$10.5

December 31, 2013
Derivatives	$49.1	$13.3	$(47.1)	$15.3
Total	$49.1	$13.3	$(47.1)	$15.3

(1) There were no amounts offset in our balance sheets at December 31, 2014 or December 31, 2013.

Offsetting Liabilities
Financial liabilities, including derivative liabilities, subject to offsetting and enforceable master netting arrangements as of December 31, 2014 and December 31, 2013 were as follows:

	Gross Amounts of Recognized Liabilities (1)	Gross Amounts Not Offset In the Balance Sheets
		Financial Instruments	Cash Collateral Paid
(Millions)				Net Amount
December 31, 2014
Derivatives	$53.4	$.9	$(49.0)	$5.3
Securities lending	826.9	(826.9)	—	—
Repurchase agreements	201.7	—	—	201.7
Total	$1,082.0	$(826.0)	$(49.0)	$207.0

December 31, 2013
Derivatives	$1.9	$—	$(.7)	$1.2
Securities lending	792.6	(792.6)	—	—
Total	$794.5	$(792.6)	$(.7)	$1.2

(1) There were no amounts offset in our balance sheets at December 31, 2014 or December 31, 2013.